UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     January 31, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $1,949,973 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd.              COM                 G1150G111    39361  1462130 SH       SOLE                  1284630            177500
ADC Telecommunications      COM                 000886101    13578  2951685 SH       SOLE                  2590985            360700
Albertson's Inc.            COM                 013104104    61671  1958420 SH       SOLE                  1718420            240000
Albertson's Inc.            COM                 013104104     6770   215000 SH       DEFINED 01             215000
American International GroupCOM                 026874107   109334  1377000 SH       SOLE                  1203826            173174
American International GroupCOM                 026874107     4304    54210 SH       DEFINED 01              54210
American Standard Companies COM                 029712106    70278  1030020 SH       SOLE                   904820            125200
American Standard Companies COM                 029712106     6823   100000 SH       DEFINED 01             100000
Apogent Technologies Inc.   COM                 03760A101    31955  1238570 SH       SOLE                  1118570            120000
Apogent Technologies Inc.   COM                 03760A101     2580   100000 SH       DEFINED 01             100000
Aramark Corp Cl B           COM                 038521100    12839   477300 SH       SOLE                   417500             59800
Avaya Inc.                  COM                 053499109     9202   757405 SH       SOLE                   664305             93100
Avaya Inc.                  COM                 053499109     2147   176700 SH       DEFINED 01             176700
Baker Hughes Inc.           COM                 057224107     3647   100000 SH       DEFINED 01             100000
Baker Hughes Inc.           COM                 057224107    14959   410185 SH       SOLE                   360585             49600
Brunswick Corp.             COM                 117043109    43433  1996005 SH       SOLE                  1746705            249300
Cablevision Systems Cl A    COM                 12686C109    24722   521005 SH       SOLE                   457205             63800
Cablevision Systems Cl A    COM                 12686C109     4745   100000 SH       DEFINED 01             100000
Canadian Natl Ry Co.        COM                 136375102    47052   974555 SH       SOLE                   974555
Citigroup Inc.              COM                 172967101   111350  2205820 SH       SOLE                  1940794            265026
Citigroup Inc.              COM                 172967101    10096   200000 SH       DEFINED 01             200000
Cooper Cameron Corp.        COM                 216640102    33927   840615 SH       SOLE                   735315            105300
CVS Corporation             COM                 126650100    45825  1548150 SH       SOLE                  1359450            188700
Diebold Inc.                COM                 253651103     2993    74000 SH       DEFINED 01              74000
Dow Chemical                COM                 260543103    29551   874805 SH       SOLE                   770105            104700
Eaton Corp.                 COM                 278058102    38686   519905 SH       SOLE                   453605             66300
El Paso Corp.               COM                 28336L109    47350  1061420 SH       SOLE                   891620            169800
Emerson Electric Co.        COM                 291011104     3711    65000 SH       DEFINED 01              65000
Fox Entertainment Group Inc.COM                 35138T107    39997  1507630 SH       SOLE                  1306630            201000
Golden West Financial Corp. COM                 381317106     5244    89100 SH       DEFINED 01              89100
Golden West Financial Corp. COM                 381317106    49292   837585 SH       SOLE                   735385            102200
Goldman Sachs Group Inc.    COM                 38141G104    71602   771985 SH       SOLE                   674585             97400
Honeywell Intl Inc.         COM                 438516106    32174   951320 SH       SOLE                   834920            116400
Household Intl Inc.         COM                 441815107   109949  1897632 SH       SOLE                  1629332            268300
Household Intl Inc.         COM                 441815107     5794   100000 SH       DEFINED 01             100000
Illinois Tool Works         COM                 452308109    84990  1255020 SH       SOLE                  1104520            150500
Ingersoll Rand Company - A  COM                 G4776G101    24782   592725 SH       SOLE                   519125             73600
Jefferson Pilot             COM                 475070108    15268   329985 SH       SOLE                   289585             40400
Koninklijke Philips Electr. COM                 500472303    43475  1493477 SH       SOLE                  1304977            188500
Mattel Inc.                 COM                 577081102     7076   411385 SH       SOLE                   360385             51000
Minnesota Mining & Mfg      COM                 604059105    79077   668950 SH       SOLE                   587250             81700
Minnesota Mining & Mfg      COM                 604059105    11821   100000 SH       DEFINED 01             100000
Motorola Inc.               COM                 620076109    19121  1273020 SH       SOLE                  1117420            155600
Motorola Inc.               COM                 620076109     1502   100000 SH       DEFINED 01             100000
Nasdaq 100 Shares           COM                 631100104     3891   100000 SH       DEFINED 01             100000
National-Oilwell Inc.       COM                 637071101     2061   100000 SH       DEFINED 01             100000
Procter & Gamble Co.        COM                 742718109    53329   673945 SH       SOLE                   590545             83400
Schlumberger Ltd.           COM                 806857108    24933   453735 SH       SOLE                   396135             57600
SPX Corp.                   COM                 784635104    72229   527605 SH       SOLE                   464505             63100
SPX Corp.                   COM                 784635104     6845    50000 SH       DEFINED 01              50000
Stat Oil ASA                COM                 85771P102      655   100000 SH       SOLE                   100000
Stilwell Financial Inc.     COM                 860831106    36608  1344910 SH       SOLE                  1180610            164300
Tyco Intl Ltd.              COM                 902124106    76301  1295440 SH       SOLE                  1132840            162600
Univision Communications - ACOM                 914906102     6069   150000 SH       DEFINED 01             150000
Viacom Inc Cl B             COM                 925524308     8830   200000 SH       DEFINED 01             200000
Viacom Inc Cl B             COM                 925524308    73447  1663585 SH       SOLE                  1461885            201700
Walt Disney Co.             COM                 254687106    38255  1846305 SH       SOLE                  1620805            225500
Wells Fargo & Co.           COM                 949746101    32825   755115 SH       SOLE                   651315            103800
Wells Fargo & Co.           COM                 949746101     4347   100000 SH       DEFINED 01             100000
Worldcom Group              COM                 98157D106    25007  1776090 SH       SOLE                  1538578            237512
York Intl Corp New          COM                 986670107    50288  1318865 SH       SOLE                  1149040            169825
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